Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 23, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005534
Account Value [Line Items]
Account Value	$ 16,808	$ 16,689	$ 16,607	$ 16,268	$ 15,657	$ 15,294	$ 14,471	$ 14,304	$ 13,947	$ 13,711	$ 13,652	$ 13,599	$ 14,006	$ 14,779	$ 15,308	$ 15,559	$ 15,200	$ 14,666	$ 14,138	$ 13,632	$ 12,594	$ 12,642	$ 12,754	$ 12,455	$ 12,039	$ 11,927	$ 11,529	$ 11,831	$ 11,686	$ 11,692	$ 11,561	$ 11,272	$ 10,973	$ 10,641	$ 10,196	$ 10,315	$ 9,970		$ 9,461	$ 9,781	$ 9,628	$ 10,000
C000169940
Account Value [Line Items]
Account Value	869,042	862,990	858,072	840,726	808,610	789,918	747,164	738,302	719,228	707,211	703,958	700,774	721,783	760,897	788,170	801,099	782,255	754,773	727,214	701,195	647,760	649,924	655,667	640,312	618,620	612,510	592,070	607,253	599,838	600,125	593,132	577,985	562,631	545,583	522,770	528,605	510,917	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299		10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	567,990	569,633	563,653	564,382	538,589	538,363	527,394	526,001	531,648	521,028	521,244	532,354	543,290	577,136	598,029	601,638	591,961	592,811	605,007	602,146	594,368	584,721	563,931	565,536	543,220	523,556	509,004	513,319	510,544	507,470	515,928	518,763	512,464	504,920	499,861	516,220	504,500	500,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	16,265	16,062	15,975	15,741	14,921	14,739	14,021	13,926	13,634	13,441	13,418	13,349	13,819	14,618	15,046	15,299	14,929	14,336	14,101	13,617	12,777	12,622	12,693	12,317	11,893	11,763	11,388	11,673	11,452	11,432	11,409	11,137	10,913	10,661	10,284	10,417	10,085		$ 9,624	$ 9,818	$ 9,696	$ 10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Account Value	$ 823,117	$ 812,838	$ 808,433	$ 796,616	$ 755,115	$ 745,884	$ 709,545	$ 704,760	$ 689,989	$ 680,220	$ 679,034	$ 675,557	$ 699,347	$ 739,786	$ 761,451	$ 774,222	$ 755,502	$ 725,509	$ 713,637	$ 689,127	$ 646,626	$ 638,778	$ 642,364	$ 623,328	$ 601,851	$ 595,312	$ 576,311	$ 590,757	$ 579,534	$ 578,556	$ 577,382	$ 563,632	$ 552,260	$ 539,547	$ 520,428	$ 527,162	$ 510,386	$ 500,000